Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of assumptions in calculating the fair value of the warrants [Abstract]
Risk-free interest rate	1.77%	1.85%
Expected life of options	2 years	2 years
Expected dividend yield (in Dollars)
Volatility	107.14%	86.44%
Weighted average fair value per warrant (in Dollars per share)	$ 0.64	$ 2.56